Document and Entity Information	Mar. 31, 2017
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2017
Registrant Name	CORNERCAP GROUP OF FUNDS /VA/
Central Index Key	0000789280
Amendment Flag	false
Document Creation Date	May 31, 2017
Document Effective Date	May 31, 2017
Prospectus Date	Jul. 29, 2016